UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund:  CMA Michigan Municipal Money Fund
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 10/01/06 - 12/31/06

Item 1 - Schedule of Investments


CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006                                                                    (In Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
Michigan - 98.5%     $   6,910   ABN AMRO MuniTops Certificates Trust, Bay City, Michigan, School District, GO,
                                 VRDN, Series 2006-51,  3.95% due 5/01/2014 (f)(g)                                    $     6,910

                           880   Battle Creek, Michigan, Housing Corporation, Housing Revenue Bonds, VRDN,
                                 Series 1997-A, 3.97% due 2/01/2027 (g)                                                       880

                         2,205   Berrien County, Michigan, Economic Development Corporation Revenue Bonds
                                 (Arlington Corp. Project), VRDN, AMT, 4.20% due 9/01/2016 (g)                              2,205

                         1,500   Cheboygan, Michigan, Area Schools, SAN, 4.25% due 6/29/2007                                1,504

                         3,575   Detroit, Michigan, City School District, GO, Refunding (Macon Trust), VRDN,
                                 Series J, 3.95% due 5/01/2028 (f)(g)                                                       3,575

                         5,985   Detroit, Michigan, Sewer Disposal Revenue Bonds, FLOATS, VRDN, Series 1182,
                                 3.95% due 7/01/2029 (c)(g)                                                                 5,985

                         4,000   Eagle Tax-Exempt Trust, Wayne County, Michigan, Airport Authority Revenue Bonds,
                                 VRDN, AMT, Series 2006-0016, Class A, 3.99% due 12/01/2029 (b)(g)                          4,000

                         1,900   East Jordan, Michigan, Public Schools, SAN, 4.50% due 6/22/2007                            1,905

                         2,000   Essexville-Hampton, Michigan, Public Schools, SAN, 4.25% due 5/31/2007                     2,004

                         2,250   Farwell, Michigan, Area Schools, SAN, 4.50% due 8/20/2007                                  2,259

                         4,000   Fenton Charter Township, Michigan, BAN, 3.79% due 8/01/2007                                4,000

                         4,040   Fitzgerald, Michigan, Public School District, GO, PUTTERS, VRDN, Series 561, 3.97%
                                 due 11/01/2012 (a)(g)                                                                      4,040

                         1,085   Genesee County, Michigan, Economic Development Corporation, Limited Obligation
                                 Revenue Bonds (Riegle Press Inc. Project), VRDN, AMT, 4.07% due 8/01/2015 (g)              1,085

                         1,400   Grand Rapids, Michigan, Economic Development Corporation, Limited Obligation,
                                 EDR (Cornerstone University Project), VRDN, 3.93% due 5/01/2034 (g)                        1,400

                           440   Grand Rapids, Michigan, IDR (Custom Printers), VRDN, AMT, 4.07% due 7/01/2015 (g)            440

                           865   Grand Rapids, Michigan, IDR, Refunding (Etheridge Company Project), VRDN, AMT,
                                 4.07% due 7/01/2009 (g)                                                                      865

                         2,235   Holland Charter Township, Michigan, Economic Development Corporation, Limited
                                 Obligation Revenue Bonds (Chicago Mission 3A Hockey), VRDN, 4.02% due 10/01/2028 (g)       2,235


Portfolio Abbreviations

To simplify the listings of CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
CP         Commercial Paper
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HDA        Housing Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PUTTERS    Puttable Tax-Exempt Receipts
ROCS       Reset Option Certificates
SAN        State Aid Notes
VRDN       Variable Rate Demand Notes


CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006 (concluded)                                                        (In Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
Michigan             $   2,000   Jackson County, Michigan, Economic Development Corporation, Limited Obligation
(concluded)                      Revenue Bonds (American Tooling Center Project), VRDN, AMT, 4.20% due
                                 6/01/2011 (g)                                                                        $     2,000

                         3,000   Jackson County, Michigan, Economic Development Corporation, Limited Obligation
                                 Revenue Refunding Bonds (Vista Grande Villa), VRDN, Series A, 3.88% due
                                 11/01/2031 (g)                                                                             3,000

                         4,400   Jefferson, Michigan, Schools, GO, SAN, 3.75% due 3/20/2007                                 4,401

                         2,750   Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds (Spectrum
                                 Health), VRDN, Series C, 3.89% due 1/15/2026 (b)(g)                                        2,750

                         2,000   Lincoln Park, Michigan, School District, SAN, 4% due 8/21/2007                             2,005

                         5,300   Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Refunding
                                 Bonds (Mount Clemens General Hospital), VRDN, Series A-1, 3.95% due 10/01/2020 (g)         5,300

                           500   Marquette County, Michigan, Economic Development Corporation, Limited Obligation
                                 Revenue Bonds (Pioneer Labs Inc. Project), VRDN, AMT, Series A, 3.84% due 6/01/2012 (g)      500

                           125   Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds
                                 (Davenport College of Business Project), VRDN, 3.97% due 3/01/2027 (g)                       125

                         2,400   Michigan Higher Education Student Loan Authority Revenue Bonds, FLOATS, VRDN, AMT,
                                 Series 1280, 3.98% due 3/01/2030 (a)(g)                                                    2,400

                         6,500   Michigan Higher Education Student Loan Authority, Revenue Refunding Bonds, PUTTERS,
                                 VRDN, AMT, Series 238, 3.98% due 6/01/2019 (a)(g)                                          6,500

                         2,165   Michigan State Building Authority, Revenue Refunding Bonds, FLOATS, VRDN, Series
                                 1478, 3.97% due 10/15/2020 (c)(g)                                                          2,165

                         2,825   Michigan State, GO, Series A, 4.25% due 9/28/2007                                          2,840

                         7,100   Michigan State, HDA, CP, 3.58% due 1/09/2007                                               7,100

                         2,000   Michigan State, HDA, Limited Obligation Revenue Bonds (Woodland Meadows Project),
                                 VRDN, AMT, 1.10% due 3/01/2013 (g)                                                         2,000

                         2,285   Michigan State, HDA, M/F Limited Obligation Revenue Bonds (Arbors), VRDN, AMT,
                                 Series A, 3.97% due 9/01/2035 (g)                                                          2,285

                         4,500   Michigan State, HDA, Revenue Refunding Bonds, VRDN, AMT, Series B, 4.08% due
                                 6/01/2030 (g)                                                                              4,500

                         3,200   Michigan State Hospital Finance Authority Revenue Bonds (North Ottawa Care Center,
                                 Inc. Project), VRDN, 3.93% due 5/01/2036 (g)                                               3,200

                         3,700   Michigan State Hospital Finance Authority Revenue Bonds (Trinity Health Credit
                                 Group), VRDN, Series F, 3.90% due 11/01/2018 (g)                                           3,700

                         1,500   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford
                                 Health System), VRDN, Series A, 5% due 3/01/2007 (e)(g)                                    1,503

                         2,720   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health
                                 Credit Group), VRDN, Series E, 3.95% due 11/01/2018 (g)                                    2,720

                         6,285   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health
                                 Credit Group), VRDN, Series E, 3.94% due 12/01/2030 (a)(g)                                 6,285

                         2,500   Michigan State Strategic Fund, CP, 3.70% due 1/10/2007                                     2,500

                         2,240   Michigan State Strategic Fund, Limited Obligation, IDR (GNP Real Estate Project),
                                 VRDN, AMT, 3.98% due 7/01/2034 (g)                                                         2,240

                         1,700   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Alphi Manufacturing
                                 Inc. Project), VRDN, AMT, 4.02% due 5/01/2019 (g)                                          1,700

                         1,315   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Artex Label &
                                 Graphics), VRDN, AMT, 4.07% due 12/01/2022 (g)                                             1,315

                         1,170   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Automatic Handling
                                 Inc. Project), VRDN,  AMT, 4.08% due 7/01/2009 (g)                                         1,170

                           225   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (BBPV Project),
                                 VRDN, AMT, Series A-2, 4.04% due 1/01/2014 (g)                                               225

                           780   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Biewer of Lansing
                                 LLC Project), VRDN, AMT, 4.06% due 5/01/2019 (g)                                             780

                         2,465   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (C&M Manufacturing
                                 Corporation Inc. Project), VRDN, AMT, 4.20% due 7/01/2014 (g)                              2,465

                           815   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Chambers Enterprises
                                 II Project), VRDN, AMT, 4.07% due 11/01/2018 (g)                                             815

                           730   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Cherry Central
                                 Co-operative Inc. Project), VRDN, 4.08% due 11/01/2013 (g)                                   730

                         1,705   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Detroit Symphony
                                 Orchestra Project), VRDN, Series B, 3.95% due 6/01/2031 (g)                                1,705

                         2,200   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Drake Enterprises
                                 Inc. Project), VRDN,  AMT, 4.20% due 6/01/2015 (g)                                         2,200

                         3,885   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Environmental
                                 Quality Company Project), VRDN,  AMT, 4.07% due 5/01/2026 (g)                              3,885

                         2,845   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (FMS Walker LLC
                                 Project), VRDN, AMT, 4.01% due 7/01/2029 (g)                                               2,845

                         2,095   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Forest City
                                 Technologies), VRDN, AMT, 4.03% due 9/01/2015 (g)                                          2,095

                         1,600   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Glastender Inc.
                                 Project), VRDN, AMT, 4.20% due 12/01/2010 (g)                                              1,600

                         2,700   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Golden Keys
                                 Development LLC Project), VRDN, AMT, 4.20% due 3/01/2018 (g)                               2,700

                           675   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Imperial Metal
                                 Products Company Project), VRDN, AMT, 4.04% due 7/01/2020 (g)                                675

                           475   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Inalfa-Hollandia
                                 Inc. Project), VRDN, AMT, 4.07% due 5/01/2016 (g)                                            475

                         1,000   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Jo-Mar Family
                                 LLC/Troy Tube and Manufacturing Company Project), VRDN, AMT, 4.01% due 12/01/2026 (g)      1,000

                         1,405   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Karona Inc.
                                 Project), VRDN, AMT, 4.03% due 12/01/2015 (g)                                              1,405

                         1,560   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Kerkstra Precast
                                 Inc. Project), VRDN, AMT, 4.07% due 5/01/2025 (g)                                          1,560

                           735   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (M&P Capital LLC
                                 Project), VRDN, AMT, Series A, 4.01% due 6/01/2034 (g)                                       735

                         1,050   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Merrill Tool
                                 Holdings Co. Project), VRDN, AMT, Series A, 4.08% due 6/01/2025 (g)                        1,050

                         1,700   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Merrill Tool
                                 Holdings Co. Project), VRDN, AMT, Series B, 4.08% due 6/01/2025 (g)                        1,700

                         1,755   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Morrell Inc.
                                 Project), VRDN, AMT, 4.07% due 5/01/2022 (g)                                               1,755

                         1,335   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Motor City Mold
                                 Inc. Project), VRDN, AMT, 4.08% due 3/01/2021 (g)                                          1,335

                           415   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Nuvar Properties
                                 LLC Project), VRDN, AMT, 4.07% due 7/01/2026 (g)                                             415

                         2,300   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Park Realty LLC),
                                 VRDN, AMT, Series A, 4.07% due 9/01/2026 (g)                                               2,300

                         2,150   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Partalis Properties
                                 Project), VRDN, AMT, 4.12% due 10/01/2028 (g)                                              2,150

                           800   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Pioneer Labs Inc.
                                 Project), VRDN, AMT, 3.99% due 9/01/2012 (g)                                                 800

                         7,055   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Pioneer Metal
                                 Finishing Project), VRDN, AMT, 3.97% due 11/01/2008 (g)                                    7,055

                         1,340   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (RS Development
                                 LLC Project), VRDN, AMT, 4.01% due 8/01/2023 (g)                                           1,340

                         2,400   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Richwood Industries
                                 Inc. Project), VRDN, AMT, 4.20% due 9/01/2030 (g)                                          2,400

                         3,660   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Riverwalk Properties
                                 LLC Project), VRDN, AMT, 4.07% due 8/01/2021 (g)                                           3,660

                         4,000   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Skyway Precision,
                                 Inc. Project), VRDN, AMT, 4.01% due 3/01/2023 (g)                                          4,000

                           555   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (TEI Investments LLC),
                                 VRDN, AMT, 4.07% due 2/01/2022 (g)                                                           555

                           300   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Thermo-Forms, Inc.
                                 Project), VRDN, AMT, 4.08% due 11/01/2023 (g)                                                300

                           665   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Ultra Aluminum
                                 Manufacturing, Inc. Project), VRDN, AMT, 4.01% due 7/01/2028 (g)                             665

                         3,700   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Universal Forest
                                 Products Project), VRDN, AMT, 4.07% due 12/01/2022 (g)                                     3,700

                         1,400   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Vector Investments
                                 LLC Project), VRDN, AMT, 3.84% due 2/01/2020 (g)                                           1,400

                         1,350   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Veri-Tek
                                 International Corporation Project), VRDN, AMT, 4.07% due 4/01/2026 (g)                     1,350

                         2,000   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (WDKK Development
                                 LLC Project), VRDN, AMT, 4.07% due 1/01/2024 (g)                                           2,000

                           225   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Whitehall
                                 Industries), VRDN, AMT, Series A-6, 4.04% due 1/01/2014 (g)                                  225

                         1,855   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Zatkoff
                                 Properties Ltd. Project), VRDN, AMT, 4.04% due 3/01/2024 (g)                               1,855

                         3,165   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                 (Jedco Inc. Project), VRDN, AMT, 4.15% due 11/01/2015 (g)                                  3,165

                           410   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                 (Premiere Packaging Inc. Project), VRDN, 4.04% due 6/01/2017 (g)                             410

                         1,410   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Sintel,
                                 Inc. Project), VRDN, AMT, 4.01% due 10/01/2030 (g)                                         1,410

                         2,470   Michigan State Strategic Fund Revenue Bonds (Russell Investment Company Project),
                                 VRDN, AMT, 4.01% due 5/01/2027 (g)                                                         2,470

                         2,800   Michigan State University, General Revenue Bonds, VRDN, 3.90% due 2/15/2034 (g)            2,800

                         3,650   Michigan State University Revenue Bonds, VRDN, Series A, 3.93% due 8/15/2032 (g)           3,650

                         2,500   Municipal Securities Trust Certificates, Detroit, Michigan, Water Supply System
                                 Revenue Bonds, VRDN, Series 7012, Class A, 3.95% due 7/01/2034 (f)(g)                      2,500

                         7,500   Municipal Securities Trust Certificates, Michigan State Building Authority, Revenue
                                 Refunding Bonds, VRDN, Series 283, Class A, 3.96% due 10/21/2014 (c)(g)                    7,500

                         2,995   Municipal Securities Trust Certificates, Revenue Refunding Bonds, VRDN, Series
                                 2001-166, Class A, 3.95% due 12/15/2021 (f)(g)                                             2,995

                        10,000   Northville, Michigan, Public Schools, SAN, 4.50% due 8/20/2007                            10,040

                           500   Oakland County, Michigan, Economic Development Corporation, Limited Obligation
                                 Revenue Bonds (Easom Automation System Project), VRDN, AMT, 4.04% due 11/01/2029 (g)         500

                         2,200   Oakland County, Michigan, Economic Development Corporation, Limited Obligation
                                 Revenue Bonds (Schain Mold & Engineering), VRDN, AMT, 4.20% due 4/01/2021 (g)              2,200

                         2,900   Oakland County, Michigan, Economic Development Corporation, Limited Obligation
                                 Revenue Refunding Bonds (Pratt & Miller Engineering), VRDN, AMT, 3.98% due
                                 10/01/2029 (g)                                                                             2,900

                         1,600   Rockford, Michigan, IDR, Limited Obligation (Alloy Exchange Project), VRDN, AMT,
                                 4.20% due 9/01/2019 (g)                                                                    1,600

                         3,975   Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                 (William Beaumont Hospital), VRDN, Series T, 3.89% due 1/01/2020 (a)(g)                    3,975

                         2,690   Saginaw County, Michigan, Economic Development Corporation Revenue Bonds (Al-Fe Heat
                                 Treating Project), VRDN, AMT, 4.03% due 2/01/2010 (g)                                      2,690

                         1,570   Sanilac County, Michigan, Economic Development Revenue Bonds (Llink Technologies
                                 LLC Project), VRDN, AMT, 4.01% due 10/01/2028 (g)                                          1,570

                         8,600   University of Michigan, University Hospital Revenue Bonds, VRDN, Series A, 3.90%
                                 due 12/01/2027 (g)                                                                         8,600

                         4,200   University of Michigan, University Hospital Revenue Bonds, VRDN, Series A, 3.87%
                                 due 12/01/2035 (g)                                                                         4,200

                         1,075   Wayne County, Michigan, Airport Authority Revenue Bonds, FLOATS, VRDN, AMT,
                                 Series 1327, 3.98% due 12/01/2026 (b)(g)                                                   1,075

                         6,795   Wayne County, Michigan, Airport Authority Revenue Bonds, ROCS, VRDN, AMT, Series
                                 II-R-442, 3.98% due 12/01/2029 (b)(g)                                                      6,795

                         4,560   Wayne County, Michigan, Airport Authority Revenue Bonds, ROCS, VRDN, AMT, Series
                                 II-R-9009, 3.98% due 12/01/2034 (b)(g)                                                     4,560


U.S. Virgin              9,725   Virgin Islands Public Finance Authority, Revenue Refunding Bonds, ROCS, VRDN,
Islands - 3.6%                   Series II-R-277, 3.98% due 10/01/2024 (d)(g)                                               9,725

                                 Total Investments  (Cost - $278,731*)  - 102.1%                                          278,731
                                 Liabilities in Excess of Other Assets - (2.1%)                                           (5,721)
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $   273,010
                                                                                                                      ===========

  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) Radian Insured.

(e) Escrowed to maturity.

(f) FSA Insured.

(g) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Michigan Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Michigan Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       CMA Michigan Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007